ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2014
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
12.	ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of June 30, 2014 and December 31, 2013, accounts payable and accrued expenses are as follows:

	June 30, 2014	December 31, 2013
Accounts payable	$2,594,175	$137,919
VIP earn out	5,037,900	—
FIN penalty shares	3,224,813	—
Accrued interest	3,591,097	—
Other accrued expenses	4,883,365	168,281

	$19,331,350	$306,200